Employee Salaries and Benefit Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Salaries And Employee Benefits [Abstract]
Summary of Employee Salaries and Benefit Expenses

35. EMPLOYEE SALARIES AND BENEFIT EXPENSES

For the years ended December 31,	2022	2021	2020
Salaries, Bonuses and Other Short-Term Employee Benefits	1,246	1,327	605
Post-Employment Benefits	92	89	33
Stock-Based Compensation (Note 34)	373	159	49
Other Incentive Benefits (Recovery)	(9)	201	(4)
Termination Benefits	27	180	9
	1,729	1,956	692